Average Annual Total Returns - Invesco Dow Jones Industrial Average Dividend ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Dow Jones Industrial Average Yield Weighted Index (reflects no deduction for fees, expenses or taxes) 1Year	Dow Jones Industrial Average Yield Weighted Index (reflects no deduction for fees, expenses or taxes) 5Years	Dow Jones Industrial Average Yield Weighted Index (reflects no deduction for fees, expenses or taxes) SinceInception	Dow Jones Industrial Average Index (reflects no deduction for fees, expenses or taxes) 1Year	Dow Jones Industrial Average Index (reflects no deduction for fees, expenses or taxes) 5Years	Dow Jones Industrial Average Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Dec. 16, 2015	0.94%	11.95%	11.83%	(0.06%)	10.90%	10.78%	1.01%	9.15%	9.05%	0.76%	12.15%	12.02%	9.72%	14.65%	14.11%